Intangible Assets, Net and Other Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of intangible assets net and other assets
Below is a summary of intangible assets, net and other assets as of December 31, 2022 and 2021
(in thousands)
:

	December 31,
	2022	2021
Trademarks	$7,060	$7,060
Software	2,967	2,967
Other intangibles	242	242

Intangible assets, gross	10,269	10,269
Accumulated amortization	(8,983)	(8,326)

Intangible assets, net	1,286	1,943
Other assets	1,816	2,122

Intangible and other assets, net	$3,102	$4,065

Schedule of the future expected amortization expense of the intangible assets	The future expected amortization expense of the intangible assets held at December 31, 2022, for each of next five years through December 31, 2027 is as follows
(in thousands)
:

Expected future amortization:	Amount
2023	594
2024	593
2025	99
2026	—
2027 and thereafter	—

Total	$1,286

Southern Airways Corporation
Summary of intangible assets net and other assets
Intangibles assets, net, consists of the following (
in thousands
):

	June 30, 2023	December 31, 2022
Tradename	$270	$270
Noncompete agreement	500	500
Capitalized software	164	—

Intangible assets, gross	934	770
Accumulated amortization	(779)	(770)

Intangible assets, net	$155	$—

Below is a summary of intangible assets, net, as of December 31, 2022 and 2021:
(in thousands)

	December 31,
	2022	2021
Tradename	$270	$270
Noncompete agreement	500	500

Intangible assets, gross	770	770
Accumulated amortization	(770)	(701)

Intangible assets, net	$—	$69

Schedule of the future expected amortization expense of the intangible assets	Expected future amortization as of June 30, 2023 is as follows (in thousands) :

Expected future amortization:	Amount
2023	$32
2024	55
2025	55
2026	13
2027	—

Total	$155